Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consolidated entities [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Property costs and producing assets	¥ 1,692,861	¥ 1,604,141
Support facilities	420,505	407,188
Construction-in-progress	119,501	101,067
Total capitalized costs	2,232,867	2,112,396
Accumulated depreciation, depletion and amortization	(1,312,907)	(1,199,741)
Net capitalized costs	919,960	912,655
Equity method investments [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Net capitalized costs	¥ 25,963	¥ 25,837